Summary of Significant Accounting Policies - Additional Information (Detail)			11 Months Ended	12 Months Ended
	Mar. 05, 2015 USD ($)	Nov. 18, 2014 USD ($)	Feb. 12, 2016 $ / shares	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Accumulated deficit				$ (70,338,126)	$ (57,100,511)	$ (81,989,000)
Cash and cash equivalents				7,956,710	1,268,770	9,529,000	$ 764,000	$ 2,155,262
Net proceeds from issuance of IPO				$ 10,727,475
Number of operating segments | Segment				1
Allowance for doubtful accounts					0
Deferred revenue recognized				$ 0
Reverse stock split description				1-for-12 reverse split of shares
Money market fund				$ 7,900,000		6,500,000
Inventory, raw material						110,000
Inventory, work-in-process						61,000
Inventory, finished goods						$ 35,000
IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Net proceeds from issuance of IPO		$ 8,000,000
Series B Warrant Liability [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock	$ 3,800,000
Series B Warrant Liability [Member] | Subsequent event [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock	$ 3,800,000
Series B Warrants to Purchase Common Stock [Member] | Scenario Forecast [Member]
Schedule Of Significant Accounting Policies [Line Items]
Decrease in common stock market price | $ / shares			$ 6.50
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				3 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				5 years
GlaxoSmithKline [Member]
Schedule Of Significant Accounting Policies [Line Items]
Proceeds from license agreement					3,000,000
Deferred revenue recognized					$ 3,000,000